Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Advances to suppliers	[1]	¥ 5,572	¥ 25,053
Prepaid VAT		12,416	21,396
Rental deposit, current		1,505	6,874
Staff advances		1,308	3,758
Prepaid consulting expenses		35	2,439
Other short-term deposits		448	1,467
Prepaid short-term rent		1,052	8,055
Interest receivable		85	346
Receivables from third-party payment platform		7	212
Creditor’s rights of Hunan Longxi			5,000
Others	[2]	9,566	26,911
Total		31,994	101,511
Less: Provision for credit losses		(8,444)	(25,393)
Total		¥ 23,550	¥ 76,118

[1]	Advances to suppliers mainly includes prepaid advertising costs and prepaid operation expenses.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.